Disclosures on Financial Instruments - Summary of Carrying Amount of Trade Receivables and Finance Receivables Sold Along with Associated Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Carrying amount of asset transferred		₨ 42,573.7		₨ 30,084.3
Provision	₨ 534.9	493.8
Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of asset transferred			$ 32.6	2,383.5
Carrying amount of associated liabilities			32.6	2,383.5
Finance receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of asset transferred | $			411.5
Carrying amount of associated liabilities		₨ 42,299.4	$ 406.5	₨ 29,721.6